SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Sep. 30, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)
Accounting Policies [Abstract]
Net loss	$ (380,107)	$ (184,481)	$ 300,123	$ 374,726	$ 143,577	$ (19,214)
Operating cash flow			411,230	$ 257,116	(343,001)	210,454
Accumulated deficit	8,339,723		8,339,723		8,039,600	$ 7,896,023
Deposits	$ 59,439		$ 59,439		$ 55,923		RM 250,000	RM 250,000
Number of reportable segment | Segment			3		3
Segment description			The Company has three reportable segments based on business unit, Fintech, RPA and Regtech businesses and two reportable segments based on country, Malaysia and Non-Malaysia		Company has three reportable segments based on business unit, Fintech, RPA and Regtech businesses and two reportable segments based on country, Malaysia and Non-Malaysia.